Net Loss Per Share - Summary of weighted-average number of potentially dilutive shares (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Preferred Stock Series A, B, C, D1, D2, E, F, G, G1, H1 and Acquisition [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares	499,017,295	368,880,021	479,428,730	311,649,869	310,157,467	190,353,521	171,369,355
Convertible Preferred Stock Series Junior [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares	1,500	1,500	1,500	1,500	1,500	1,500	1,500
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares	566,933	785,302	647,722	785,302	785,302	5,666,996	3,848,814
Stock options not subject to performance conditions [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares	14,199,888	5,896,092	14,792,461	7,512,202	6,798,047	15,339,168	16,023,662
Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares						489,220	955,301
Vested RSUs with nonforfeitable dividend rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares	534,021	614,335	592,396	574,087	594,412	432,472	272,185
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares	6,363,810	135,605,113	25,844,951	135,751,920	135,722,164	14,695,807	1,178,715
WeWork Partnerships Profits Interest Units not subject to performance conditions [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares						550,387